Other assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other assets
Balance at January 1,	€ 645,838	€ 253,947	€ 32,090
Net change in prepayments	(103,777)	391,891	221,857
Balance at December 31,	€ 542,061	€ 645,838	€ 253,947